UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Time charter revenues		$ 106,479	$ 105,853	$ 304,736	$ 286,419
Time charter revenues from related parties	[1]	7,360	8,280	21,920	33,275
Total operating revenues		113,839	114,133	326,656	319,694
Vessel operating expenses	[1]	13,430	15,348	46,496	48,208
Voyage and commission expenses		1,225	2,203	4,473	5,674
Administrative expenses	[1]	2,299	1,617	5,926	4,661
Depreciation and amortization		25,274	23,244	75,182	68,418
Total operating expenses		42,228	42,412	132,077	126,961
Operating income		71,611	71,721	194,579	192,733
Financial income (expenses)
Interest income	[1]	1,199	281	3,326	842
Interest expense	[1]	(15,569)	(14,190)	(42,738)	(41,004)
Other financial items		6,866	(19,045)	(30,517)	(30,881)
Net financial expenses		(7,504)	(32,954)	(69,929)	(71,043)
Income before tax		64,107	38,767	124,650	121,690
Taxation		(4,573)	(3,542)	(14,036)	(9,128)
Net income		59,534	35,225	110,614	112,562
Less: Net income attributable to non-controlling interests		(3,538)	(2,557)	(9,886)	(7,610)
Net income attributable to Golar LNG Partners LP Owners		$ 55,996	$ 32,668	$ 100,728	$ 104,952
Earnings per unit
Common unit (basic and diluted) (in dollars per share)	[2]	$ 0.72	$ 0.48	$ 1.66	$ 1.56
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 0.58	$ 0.58	$ 1.73	$ 1.73

[1]	This includes amounts arising from transactions with related parties (see note 11).
[2]	Under the Partnership Agreement, the subordination period expired in May 2016 and as at June 30, 2016, all our subordinated units, which were 100% held by Golar, converted to common units.